Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Cash Flows from Operating Activities
Net loss	$ (19,722,261)	$ (11,445,652)
Adjustments for non-cash items:
Accretion of asset retirement obligations	1,066,100	920,583
Accretion of discount and interest expense on loan payable	1,777,174	861,123
Depreciation	9,129	3,877
Foreign exchange	(1,056,653)	(1,173,049)
Impairment of exploration and evaluation assets		378,605
Share-based compensation	3,297,085
Unrealized loss on marketable securities	14,153	10,943
Write-off of accounts payable		(67)
Changes in non-cash working capital:
Receivables	(7,987)	(6,197)
Prepaids and deposits	(463,542)	518,843
Accounts payable and accrued liabilities	663,336	1,701,743
Due to related parties	55,013	122,048
Net cash flows used in operating activities	(14,368,453)	(8,107,200)
Cash Flows from Investing Activities
Acquisition of exploration and evaluation assets	(568,136)	(136,633)
Investment income from reclamation bond reinvested	(658,177)
Purchase of property and equipment	(600,253)
Reclamation deposit	(747,784)	(801,744)
Security deposits paid for property and equipment	(1,645,476)
Net cash flows used in investing activities	(4,219,826)	(938,377)
Cash Flows from Financing Activities
Proceeds from share issuances	15,000,000
Proceeds from exercise of warrants	3,809,385	2,026,937
Deferred financing costs	(272,226)
Refund of share issuance costs		22,906
Repayment of loan payable and interest	(6,161,721)
Proceeds from loan payable, net	8,212,407	5,899,864
Proceeds from related party loan payable		1,485,000
Repayment of related party loan payable		(1,650,000)
Net cash flows from financing activities	20,587,845	7,784,707
Increase (decrease) in cash	1,999,566	(1,260,870)
Cash, beginning	1,350,411	2,611,281
Cash, ending	3,349,977	1,350,411
Non-cash Investing and Financing Activities:
Deferred financing costs included in accounts payable	347,536
Fair value of warrants reclassified to share capital upon exercise	338,854
Fair value of warrants issued for Credit Facility	532,967
Fair value of warrants issued upon modification of Credit Facility		250,109
Stock options expired unexercised or cancelled	912,566
Shares issued for exploration and evaluation assets	$ 763,768	$ 1,050,000